Fair value measurements - Assets and liabilities measured at fair value on a recurring basis (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets:
Short-term investments	¥ 5,378,305,435	$ 779,780,989	¥ 5,926,600,761
Long-term investments	217,000,000	31,000,000	286,000,000
Derivative instruments			17,375,517
Liabilities:
Derivative instruments	163,128,402	23,651,395
Fair value, recurring
Assets:
Short-term investments	5,378,305,435	779,780,989	5,926,600,761
Long-term investments with readily determinable fair values	25,833,155	3,745,455	62,425,472
Derivative instruments			17,375,517
Liabilities:
Guarantee liabilities			885,303
Convertible senior notes			611,000,109
Derivative instruments	163,128,402	23,651,395
Active market (Level 1) | Fair value, recurring
Assets:
Short-term investments	2,118,365,856	307,134,179	2,412,379,263
Long-term investments with readily determinable fair values	25,833,155	3,745,455	62,425,472
Observable input (Level 2) | Fair value, recurring
Assets:
Short-term investments	3,259,939,579	472,646,810	3,514,221,498
Derivative instruments			17,375,517
Liabilities:
Convertible senior notes			611,000,109
Derivative instruments	¥ 163,128,402	$ 23,651,395
Non-observable input (Level 3) | Fair value, recurring
Liabilities:
Guarantee liabilities			¥ 885,303